Fees and Expenses	Feb. 28, 2025
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.49%

Other Expenses	None

Total Annual Fund Operating Expenses	0.49

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.45%

Other Expenses	None

Total Annual Fund Operating Expenses	0.45

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.49%

Other Expenses	None

Total Annual Fund Operating Expenses	0.49

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616